Financial assets at FVTPL - Details of financial assets at FVTPL (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	₩ 21,544,756		₩ 19,860,573
Total	21,544,756	$ 16,688,424	19,860,573
Gold banking asset
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	39,241		34,995
Korean treasury and government agencies
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	4,310,612		2,754,442
Financial institutions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	778,832		620,311
Corporates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	433,488		721,573
Securities loaned
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	625,398		0
Others
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	158,908		174,206
Equity securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	421,989		383,883
Capital contributions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	2,459,646		1,976,474
Beneficiary certificates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	5,509,915		3,902,762
Others
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	181,691		143,334
Debt Securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	14,880,479		10,676,985
Loans
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	782,716		899,228
Derivative assets
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	5,798,329		8,206,181
Total	5,798,329		8,206,181
Other financial assets
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	43,991		43,184
Total	₩ 43,991		₩ 43,184